JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 99.8%
Aerospace & Defense — 0.1%
Moog, Inc., Class A	968	73,800
National Presto Industries, Inc.	1,304	107,254

		181,054

Automobiles & Parts — 0.5%
Dorman Products, Inc.*	3,419	320,121
Gentherm, Inc.*	6,444	563,141

		883,262

Banks — 5.4%
1st Source Corp.	1,246	62,150
Ameris Bancorp	7,214	355,722
Atlantic Union Bankshares Corp.	4,324	176,073
Axos Financial, Inc.*	4,482	230,823
BancFirst Corp.	842	63,108
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	7,237	265,236
Banner Corp.	2,663	165,399
Brookline Bancorp, Inc.	6,723	114,963
Capital City Bank Group, Inc.	525	14,522
Cathay General Bancorp	7,301	329,713
Columbia Banking System, Inc.	4,535	157,682
Community Trust Bancorp, Inc.	1,898	83,873
First BanCorp (Puerto Rico)	11,784	171,457
First Busey Corp.	1,878	52,359
First Financial Bancorp	4,527	114,126
First Financial Bankshares, Inc.	9,674	454,581
First Financial Corp.	760	34,116
First Interstate BancSystem, Inc., Class A(a)	3,377	124,105
First Merchants Corp.	2,176	92,328
First Midwest Bancorp, Inc.	5,363	111,390
Flagstar Bancorp, Inc.	6,984	316,026
Fulton Financial Corp.	9,431	169,286
Glacier Bancorp, Inc.	4,506	233,997
Hancock Whitney Corp.	4,192	221,002
Hilltop Holdings, Inc.	15,314	505,821
Home BancShares, Inc.	8,273	194,912
Hope Bancorp, Inc.	16,504	276,442
Independent Bank Group, Inc.	3,149	239,072
Investors Bancorp, Inc.	32,479	530,057
Lakeland Financial Corp.	1,532	122,453
NBT Bancorp, Inc.	2,136	82,620
OceanFirst Financial Corp.	8,773	199,147
OFG Bancorp (Puerto Rico)	5,492	151,964
Old National Bancorp	23,687	434,183
Renasant Corp.	5,531	203,430
Republic Bancorp, Inc., Class A	1,474	72,255
Sandy Spring Bancorp, Inc.	1,868	88,375
Simmons First National Corp., Class A	10,544	301,558
TrustCo Bank Corp.	1,633	55,359
Trustmark Corp.	9,294	302,799
UMB Financial Corp.	4,284	421,760
United Bankshares, Inc.	12,878	454,980
United Community Banks, Inc.	6,457	228,513
Valley National Bancorp	38,381	534,264
Washington Federal, Inc.	5,600	196,112
WesBanco, Inc.	5,265	186,855
Westamerica BanCorp	314	18,237

		9,915,205

Beverages — 1.2%
Celsius Holdings, Inc.*(a)	7,473	356,686
Coca-Cola Consolidated, Inc.	1,007	577,011
Duckhorn Portfolio, Inc. (The)*(a)	7,612	151,936
MGP Ingredients, Inc.(a)	4,529	342,664
National Beverage Corp.(a)	8,848	395,240
Primo Water Corp.	25,208	420,974

		2,244,511

Chemicals — 3.9%
AdvanSix, Inc.	9,381	394,846
American Vanguard Corp.	8,211	124,561
Avient Corp.	10,253	510,292
Balchem Corp.	3,634	533,980
Cabot Corp.	6,707	368,818
GCP Applied Technologies, Inc.*	9,613	306,655
Ingevity Corp.*	7,691	506,914
Innospec, Inc.	4,642	431,520
Kraton Corp.*	12,165	564,213
Livent Corp.*	13,826	318,136
Orion Engineered Carbons SA (Germany)	19,235	328,918
Quaker Chemical Corp.	1,810	378,598
Rayonier Advanced Materials, Inc.*	37,297	232,360
Sensient Technologies Corp.	5,976	506,406
Stepan Co.	3,618	398,559
Trinseo plc	11,270	603,396
Tronox Holdings plc, Class A	26,010	590,427

		7,098,599

Construction & Materials — 1.9%
American Woodmark Corp.*	102	6,113
Comfort Systems USA, Inc.	5,279	473,949
EMCOR Group, Inc.	3,654	435,593
Exponent, Inc.	3,170	301,087
GMS, Inc.*	4,302	220,176
Great Lakes Dredge & Dock Corp.*	3,064	41,946
Griffon Corp.	3,604	80,693
Installed Building Products, Inc.	2,259	250,275
JELD-WEN Holding, Inc.*(a)	5,106	120,502
Masonite International Corp.*	2,213	219,618
Mueller Water Products, Inc., Class A	13,686	175,865
Patrick Industries, Inc.	2,590	166,796
Quanex Building Products Corp.(a)	4,320	94,133
Simpson Manufacturing Co., Inc.	3,895	439,317
Tetra Tech, Inc.	3,180	442,624

		3,468,687

Consumer Services — 0.4%
American Public Education, Inc.*	474	10,139
Carriage Services, Inc.	1,478	74,373
Laureate Education, Inc., Class A	15,366	194,380
Perdoceo Education Corp.*	10,458	115,247
Rent-A-Center, Inc.	9,106	383,818

		777,957

Electricity — 1.8%
ALLETE, Inc.	6,250	398,938
Clearway Energy, Inc., Class C	15,435	519,851
MGE Energy, Inc.	4,121	319,089

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
NorthWestern Corp.(a)	8,909	517,791
Ormat Technologies, Inc.(a)	2,275	155,064
PNM Resources, Inc.	12,069	540,812
Portland General Electric Co.	11,149	585,768
Via Renewables, Inc.	15,064	172,332

		3,209,645

Electronic & Electrical Equipment — 1.2%
Atkore, Inc.*	5,273	568,324
AZZ, Inc.	3,682	175,189
Badger Meter, Inc.	4,393	444,440
Brady Corp., Class A	3,770	195,738
Encore Wire Corp.	2,936	330,858
Watts Water Technologies, Inc., Class A	2,979	456,413

		2,170,962

Finance & Credit Services — 1.4%
Encore Capital Group, Inc.*	926	59,727
Enova International, Inc.*	6,147	247,601
Mr. Cooper Group, Inc.*	14,174	569,086
Navient Corp.	23,330	406,642
PennyMac Financial Services, Inc.	7,905	495,644
Radian Group, Inc.	20,241	453,196
Walker & Dunlop, Inc.	2,676	354,329

		2,586,225

Food Producers — 3.5%
Andersons, Inc. (The)	7,726	294,361
B&G Foods, Inc.(a)	13,310	413,941
BellRing Brands, Inc., Class A*(a)	5,613	136,733
Cal-Maine Foods, Inc.	8,126	316,914
Fresh Del Monte Produce, Inc.	13,003	361,873
Hostess Brands, Inc.*	31,732	651,141
J&J Snack Foods Corp.	2,755	417,906
John B Sanfilippo & Son, Inc.	3,325	263,007
Lancaster Colony Corp.	2,547	404,387
Medifast, Inc.	1,935	384,504
Nature’s Sunshine Products, Inc.	3,518	62,058
Sanderson Farms, Inc.	3,032	557,888
Simply Good Foods Co. (The)*	15,535	547,298
Tattooed Chef, Inc.*(a)	16,153	205,143
Tootsie Roll Industries, Inc.(a)	11,725	398,064
TreeHouse Foods, Inc.*	10,136	392,567
USANA Health Sciences, Inc.*	4,533	433,264
Utz Brands, Inc.(a)	7,653	123,290
Vital Farms, Inc.*(a)	1,895	31,324

		6,395,663

Gas, Water & Multi-utilities — 3.4%
American States Water Co.	5,656	521,653
Avista Corp.	10,344	459,894
Black Hills Corp.	7,505	508,389
Brookfield Infrastructure Corp., Class A (Canada)	6,809	451,573
California Water Service Group(a)	6,865	426,248
Chesapeake Utilities Corp.	3,008	409,720
Evoqua Water Technologies Corp.*	12,560	508,680
Middlesex Water Co.(a)	3,689	373,474
New Jersey Resources Corp.	10,874	437,243
Northwest Natural Holding Co.	7,482	354,198
ONE Gas, Inc.	1,585	123,456
SJW Group	4,111	283,083
South Jersey Industries, Inc.	16,433	411,154
Southwest Gas Holdings, Inc.	7,297	497,509
Spire, Inc.	6,401	421,954

		6,188,228

General Industrials — 1.1%
Apogee Enterprises, Inc.	3,988	178,064
Barnes Group, Inc.	1,869	84,423
CSW Industrials, Inc.	1,366	151,626
Ferro Corp.*	4,306	93,871
Greif, Inc., Class A	3,324	196,648
HB Fuller Co.	7,533	540,643
Kronos Worldwide, Inc.	13,615	195,375
Myers Industries, Inc.	3,766	68,052
Otter Tail Corp.	4,547	288,280
Standex International Corp.	1,389	137,997
TriMas Corp.	1,449	50,367

		1,985,346

Health Care Providers — 3.0%
Addus HomeCare Corp.*	2,207	176,185
Apollo Medical Holdings, Inc.*(a)	5,049	259,923
Brookdale Senior Living, Inc.*	5,630	29,783
Community Health Systems, Inc.*	26,811	340,232
Computer Programs and Systems, Inc.*	3,813	107,984
CorVel Corp.*	1,989	350,303
Ensign Group, Inc. (The)	7,209	543,775
Healthcare Services Group, Inc.	6,402	116,452
LHC Group, Inc.*	2,733	339,165
ModivCare, Inc.*	2,986	346,167
NextGen Healthcare, Inc.*	7,581	146,389
Omnicell, Inc.*	3,371	506,122
Option Care Health, Inc.*	15,631	365,296
Pennant Group, Inc. (The)*	5,515	91,659
RadNet, Inc.*	4,727	121,720
Select Medical Holdings Corp.	14,691	341,272
Surgery Partners, Inc.*	9,966	425,249
Tenet Healthcare Corp.*	6,073	450,131
Tivity Health, Inc.*(a)	12,333	313,752
US Physical Therapy, Inc.(a)	1,398	135,284

		5,506,843

Household Goods & Home Construction — 1.8%
Beazer Homes USA, Inc.*	3,626	66,138
Central Garden & Pet Co., Class A*	5,761	249,624
CompX International, Inc.	1,437	32,433
Ethan Allen Interiors, Inc.(a)	15,201	383,217
Hamilton Beach Brands Holding Co., Class A	2,529	35,052
HNI Corp.	7,453	312,579
Interface, Inc.	21,593	286,323
La-Z-Boy, Inc.	12,766	468,640
LGI Homes, Inc.*	874	108,822
M/I Homes, Inc.*	5,526	292,823
MDC Holdings, Inc.	2,931	148,572
MillerKnoll, Inc.	8,266	319,233
Sleep Number Corp.*	813	58,129
Steelcase, Inc., Class A	13,003	160,457
Taylor Morrison Home Corp.*	5,479	168,151
Tri Pointe Homes, Inc.*	5,244	124,860

		3,215,053

Industrial Engineering — 1.7%
Albany International Corp., Class A(a)	2,140	179,139

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Astec Industries, Inc.	6,074	384,424
Chart Industries, Inc.*(a)	3,436	418,745
Columbus McKinnon Corp.	6,257	270,803
EnPro Industries, Inc.	2,536	266,331
Franklin Electric Co., Inc.	4,978	432,091
Hillenbrand, Inc.	9,211	428,127
John Bean Technologies Corp.	1,722	232,470
Tennant Co.	1,499	115,678
Titan Machinery, Inc.*	2,443	75,244
Zurn Water Solutions Corp.	7,928	242,121

		3,045,173

Industrial Materials — 2.3%
Boise Cascade Co.	8,340	585,635
Clearwater Paper Corp.*	9,098	287,679
Glatfelter Corp.	10,103	175,388
Koppers Holdings, Inc.*	9,347	279,288
Materion Corp.	5,868	486,164
Meta Materials, Inc.*(a)	141,980	237,107
Minerals Technologies, Inc.	6,513	455,715
Neenah, Inc.	6,022	277,614
Schweitzer-Mauduit International, Inc.	10,407	315,020
Tredegar Corp.	7,754	91,109
UFP Industries, Inc.	6,478	517,333
Verso Corp., Class A	15,348	412,554

		4,120,606

Industrial Metals & Mining — 3.5%
Arconic Corp.*	443	13,702
Carpenter Technology Corp.	13,670	392,602
Century Aluminum Co.*	25,444	390,311
Commercial Metals Co.	17,966	600,783
Compass Minerals International, Inc.	7,428	396,655
Constellium SE*	19,678	344,168
Energy Fuels, Inc.*(a)	47,244	291,496
GrafTech International Ltd.	41,618	436,157
Haynes International, Inc.	6,021	226,510
Kaiser Aluminum Corp.	4,115	394,011
Mueller Industries, Inc.	9,824	507,508
Olympic Steel, Inc.	4,697	99,999
RBC Bearings, Inc.*	2,835	511,632
Schnitzer Steel Industries, Inc., Class A	10,850	424,669
TimkenSteel Corp.*	14,554	204,193
Uranium Energy Corp.*(a)	73,127	190,862
US Silica Holdings, Inc.*	48,607	464,197
Worthington Industries, Inc.	8,502	460,638

		6,350,093

Industrial Support Services — 2.6%
ABM Industries, Inc.	5,851	243,928
Applied Industrial Technologies, Inc.	5,833	571,517
ASGN, Inc.*	3,803	436,851
CoreCivic, Inc., REIT*	24,091	243,560
CRA International, Inc.(a)	2,174	184,921
Deluxe Corp.	3,207	96,531
DXP Enterprises, Inc.*	809	23,097
EVERTEC, Inc. (Puerto Rico)(a)	5,235	228,455
ExlService Holdings, Inc.*	2,667	321,427
Forrester Research, Inc.*	2,144	117,963
Heidrick & Struggles International, Inc.	1,547	67,712
Insperity, Inc.	2,261	243,125
Korn Ferry	3,182	211,221
Lawson Products, Inc.*	1,010	49,147
Maximus, Inc.	6,344	490,518
Pitney Bowes, Inc.	24,514	151,006
Resources Connection, Inc.	3,803	66,286
TriNet Group, Inc.*	3,850	328,020
TrueBlue, Inc.*	1,885	50,141
TTEC Holdings, Inc.	4,181	334,856
UniFirst Corp.	1,575	299,392

		4,759,674

Industrial Transportation — 2.2%
ArcBest Corp.	3,685	325,901
Atlas Air Worldwide Holdings, Inc.*	6,209	498,769
DHT Holdings, Inc.	80,738	394,002
Federal Signal Corp.	4,512	176,058
Forward Air Corp.	2,928	311,246
Frontline Ltd. (Norway)*(a)	31,064	204,091
GATX Corp.	2,572	268,645
Hub Group, Inc., Class A*	1,069	80,945
Matson, Inc.	3,482	340,052
McGrath RentCorp	2,303	175,512
Saia, Inc.*	1,824	518,527
Scorpio Tankers, Inc. (Monaco)	2,963	40,326
Triton International Ltd. (Bermuda)	10,144	612,901
Wabash National Corp.	3,794	74,438

		4,021,413

Investment Banking & Brokerage Services — 1.6%
Artisan Partners Asset Management, Inc., Class A	11,347	490,304
B. Riley Financial, Inc.(a)	2,050	126,218
Brightsphere Investment Group, Inc.	14,371	310,126
Cannae Holdings, Inc.*	7,072	211,241
Cohen & Steers, Inc.(a)	3,583	299,288
Cowen, Inc., Class A	11,169	353,834
Federated Hermes, Inc.	11,182	370,236
Houlihan Lokey, Inc.	3,069	326,173
Moelis & Co., Class A	6,053	341,813
Virtus Investment Partners, Inc.	631	165,120

		2,994,353

Leisure Goods — 1.5%
Camping World Holdings, Inc., Class A(a)	13,752	456,566
Fox Factory Holding Corp.*	2,663	354,366
LCI Industries	2,042	251,513
Nautilus, Inc.*(a)	21,001	107,105
Smith & Wesson Brands, Inc.	33,832	577,851
Sonos, Inc.*	12,196	307,583
Sturm Ruger & Co., Inc.	8,301	558,076
Universal Electronics, Inc.*	3,712	131,739

		2,744,799

Life Insurance — 0.5%
American Equity Investment Life Holding Co.	8,197	337,224
CNO Financial Group, Inc.	22,333	556,985
National Western Life Group, Inc., Class A	164	35,075

		929,284

Media — 0.1%
Gray Television, Inc.	10,521	219,363

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
QuinStreet, Inc.*	2,261	36,379

		255,742

Medical Equipment & Services — 3.6%
Accuray, Inc.*	12,296	44,880
AdaptHealth Corp.*	11,351	214,534
Anika Therapeutics, Inc.*(a)	1,469	46,714
AtriCure, Inc.*	5,925	388,917
Atrion Corp.	96	58,119
Avanos Medical, Inc.*	4,575	138,440
CONMED Corp.	4,400	605,352
Fulgent Genetics, Inc.*	6,242	398,677
Inogen, Inc.*	1,086	32,287
Integer Holdings Corp.*	4,584	359,431
Intersect ENT, Inc.*	2,073	56,800
Invacare Corp.*	12,280	27,630
Lantheus Holdings, Inc.*	12,224	310,612
Meridian Bioscience, Inc.*(a)	20,013	417,271
Merit Medical Systems, Inc.*	7,906	438,388
Natus Medical, Inc.*	6,996	161,188
Neogen Corp.*(a)	11,552	421,301
NeoGenomics, Inc.*(a)	13,091	295,071
OraSure Technologies, Inc.*	28,807	254,942
Orthofix Medical, Inc.*	2,767	84,117
Owens & Minor, Inc.	13,406	564,259
Patterson Cos., Inc.	17,351	497,800
STAAR Surgical Co.*	4,182	304,115
Surmodics, Inc.*	3,191	145,765
Varex Imaging Corp.*(a)	7,165	187,006
Zynex, Inc.(a)	4,115	32,591

		6,486,207

Mortgage Real Estate Investment Trusts — 2.1%
Apollo Commercial Real Estate Finance, Inc.	17,816	243,188
Arbor Realty Trust, Inc.(a)	16,808	294,308
Blackstone Mortgage Trust, Inc., Class A	11,478	360,639
Dynex Capital, Inc.(a)	5,872	94,422
Ellington Financial, Inc.(a)	15,280	271,526
Granite Point Mortgage Trust, Inc.	7,974	96,485
iStar, Inc.(a)	21,940	471,052
KKR Real Estate Finance Trust, Inc.	11,813	252,089
Ladder Capital Corp.	17,314	205,863
MFA Financial, Inc.	117,041	541,900
New York Mortgage Trust, Inc.(a)	76,785	287,944
PennyMac Mortgage Investment Trust	20,141	358,913
Redwood Trust, Inc.	23,723	292,505
TPG RE Finance Trust, Inc.	6,712	84,705

		3,855,539

Non-life Insurance — 0.9%
Employers Holdings, Inc.	4,894	191,355
Enstar Group Ltd.*	947	251,031
Essent Group Ltd.	3,472	158,462
Horace Mann Educators Corp.	3,535	134,365
Safety Insurance Group, Inc.	2,071	170,506
Selective Insurance Group, Inc.	3,772	297,611
Stewart Information Services Corp.	7,041	502,939

		1,706,269

Non-Renewable Energy — 7.6%
Antero Resources Corp.*	35,644	696,127
Archrock, Inc.	51,326	433,191
Berry Corp.	26,200	227,678
Brigham Minerals, Inc., Class A	9,347	202,269
Cactus, Inc., Class A	15,965	773,664
Centennial Resource Development, Inc., Class A*	84,308	658,445
ChampionX Corp.*	11,447	256,413
Civitas Resources, Inc.	10,504	572,468
CNX Resources Corp.*	42,727	633,641
CONSOL Energy, Inc.*	24,621	535,261
DMC Global, Inc.*	7,115	287,019
Dril-Quip, Inc.*	4,895	123,795
Helix Energy Solutions Group, Inc.*	48,242	170,294
Liberty Oilfield Services, Inc., Class A*	9,961	120,528
Magnolia Oil & Gas Corp., Class A	31,491	681,150
Matador Resources Co.	15,645	700,427
Matrix Service Co.*	5,310	38,551
MRC Global, Inc.*	25,360	187,918
Nabors Industries Ltd.*	5,804	600,772
Newpark Resources, Inc.*	13,947	49,512
Northern Oil and Gas, Inc.	7,969	187,431
NOW, Inc.*	33,264	295,717
Oceaneering International, Inc.*	12,880	167,826
Oil States International, Inc.*(a)	6,431	40,322
Ovintiv, Inc.	18,052	700,418
Patterson-UTI Energy, Inc.	67,012	667,440
PDC Energy, Inc.	12,118	718,234
ProPetro Holding Corp.*	48,108	505,615
Ranger Oil Corp.*	22,909	710,408
RPC, Inc.*	30,679	181,313
SM Energy Co.	20,617	676,444
Solaris Oilfield Infrastructure, Inc., Class A	29,648	228,586
SunCoke Energy, Inc.	49,717	340,561
Warrior Met Coal, Inc.	4,153	108,809
World Fuel Services Corp.	15,792	445,492

		13,923,739

Personal Care, Drug & Grocery Stores — 3.1%
ACCO Brands Corp.	23,361	190,159
Beauty Health Co. (The)*(a)	17,706	251,425
Chefs’ Warehouse, Inc. (The)*(a)	9,890	295,118
Edgewell Personal Care Co.	10,938	500,960
Energizer Holdings, Inc.	9,909	372,678
Ingles Markets, Inc., Class A	5,526	425,115
Nu Skin Enterprises, Inc., Class A(a)	8,549	411,976
Performance Food Group Co.*	9,569	403,716
PetMed Express, Inc.(a)	14,089	363,919
PLBY Group, Inc.*	14,861	236,141
Rite Aid Corp.*(a)	31,395	333,101
SpartanNash Co.	13,749	337,813
Sprouts Farmers Market, Inc.*	15,895	431,390
United Natural Foods, Inc.*	11,790	457,216
Veru, Inc.*	48,343	251,384
WD-40 Co.(a)	2,042	453,855

		5,715,966

Personal Goods — 0.7%
Movado Group, Inc.	2,882	106,836
Oxford Industries, Inc.(a)	3,843	316,625
Signet Jewelers Ltd.	6,887	593,177
Steven Madden Ltd.	7,168	294,891

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Vera Bradley, Inc.*	6,347	51,982

		1,363,511

Pharmaceuticals, Biotechnology & Marijuana Producers — 3.4%
ANI Pharmaceuticals, Inc.*	3,164	127,889
Arcus Biosciences, Inc.*	5,298	163,178
Arrowhead Pharmaceuticals, Inc.*	8,567	451,995
Arvinas, Inc.*	5,004	357,736
Castle Biosciences, Inc.*	4,155	179,704
Catalyst Pharmaceuticals, Inc.*	14,749	84,954
Codexis, Inc.*	2,720	55,760
Collegium Pharmaceutical, Inc.*	10,987	196,118
Corcept Therapeutics, Inc.*	12,395	232,654
Eagle Pharmaceuticals, Inc.*	705	32,388
Emergent BioSolutions, Inc.*	4,453	208,400
Halozyme Therapeutics, Inc.*	8,806	304,776
Heska Corp.*(a)	1,152	158,492
Innoviva, Inc.*	17,626	282,545
Kodiak Sciences, Inc.*	4,324	253,819
Ligand Pharmaceuticals, Inc.*(a)	1,800	224,334
Medpace Holdings, Inc.*	2,844	504,696
Myriad Genetics, Inc.*(a)	6,768	177,931
Pacific Biosciences of California, Inc.*	21,711	242,729
Pacira BioSciences, Inc.*	7,316	459,225
PDL BioPharma, Inc.*‡(a)	22,361	55,232
Prestige Consumer Healthcare, Inc.*	7,952	448,890
Prothena Corp. plc (Ireland)*	3,965	135,127
Supernus Pharmaceuticals, Inc.*	8,941	275,830
Travere Therapeutics, Inc.*	6,899	189,723
Vanda Pharmaceuticals, Inc.*	12,733	193,032
Xencor, Inc.*	4,038	138,786

		6,135,943

Precious Metals & Mining — 0.3%
Hecla Mining Co.	103,874	515,215
Novagold Resources, Inc. (Canada)*	12,538	82,751

		597,966

Real Estate Investment & Services — 1.1%
Douglas Elliman, Inc.*	17,925	139,098
eXp World Holdings, Inc.(a)	13,431	364,517
Kennedy-Wilson Holdings, Inc.	12,676	284,703
Newmark Group, Inc., Class A	35,857	548,971
Realogy Holdings Corp.*	23,605	389,482
St. Joe Co. (The)	6,372	309,106

		2,035,877

Real Estate Investment Trusts — 9.2%
Agree Realty Corp.	6,882	449,945
American Assets Trust, Inc.	4,686	168,555
Apartment Investment and Management Co., Class A*	30,993	217,881
Brandywine Realty Trust	17,425	224,085
Broadstone Net Lease, Inc.	18,150	419,446
CareTrust REIT, Inc.	17,951	380,741
Centerspace	2,864	273,168
Community Healthcare Trust, Inc.	3,311	150,121
DiamondRock Hospitality Co.*	31,595	295,413
DigitalBridge Group, Inc.*	61,316	447,607
Easterly Government Properties, Inc.	7,681	161,071
EastGroup Properties, Inc.	2,804	560,548
Essential Properties Realty Trust, Inc.	17,514	464,997
Four Corners Property Trust, Inc.	14,589	394,924
GEO Group, Inc. (The)*(a)	75,048	505,073
Global Net Lease, Inc.	12,229	175,364
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,814	365,605
Healthcare Realty Trust, Inc.	15,643	485,246
Independence Realty Trust, Inc.	23,105	531,184
Innovative Industrial Properties, Inc.	2,287	453,261
Kite Realty Group Trust	28,329	591,510
LTC Properties, Inc.(a)	8,948	322,754
LXP Industrial Trust	37,859	563,720
Macerich Co. (The)	26,131	432,207
Monmouth Real Estate Investment Corp.	11,747	246,570
National Health Investors, Inc.	6,129	354,440
National Storage Affiliates Trust	8,973	552,378
Office Properties Income Trust	7,307	186,182
Pebblebrook Hotel Trust	19,383	419,642
Physicians Realty Trust	25,691	469,118
Piedmont Office Realty Trust, Inc., Class A	22,553	400,541
PotlatchDeltic Corp.	8,438	453,880
PS Business Parks, Inc.	2,223	371,152
Retail Opportunity Investments Corp.	22,185	411,088
RPT Realty	16,651	210,136
Sabra Health Care REIT, Inc.	25,584	348,198
Safehold, Inc.	1,649	102,073
SITE Centers Corp.	26,720	395,723
STAG Industrial, Inc.	13,347	570,317
Summit Hotel Properties, Inc.*	15,474	145,765
Tanger Factory Outlet Centers, Inc.(a)	29,075	494,566
Terreno Realty Corp.	7,456	557,485
Uniti Group, Inc.	30,110	363,127
Urban Edge Properties	17,957	327,536
Washington(a)	10,484	258,116
Xenia Hotels & Resorts, Inc.*	8,060	139,760

		16,812,219

Renewable Energy — 0.6%
Arcosa, Inc.	8,850	412,941
Green Plains, Inc.*(a)	15,659	478,226
REX American Resources Corp.*	2,188	210,989

		1,102,156

Retailers — 2.9%
Abercrombie & Fitch Co., Class A*	14,525	566,475
America’s Car-Mart, Inc.*	1,183	112,290
Asbury Automotive Group, Inc.*	723	116,381
Big 5 Sporting Goods Corp.(a)	15,686	308,857
Big Lots, Inc.	6,171	258,627
BJ’s Wholesale Club Holdings, Inc.*	6,383	392,363
Buckle, Inc. (The)(a)	13,609	512,243
Caleres, Inc.	1,182	28,345
Citi Trends, Inc.*	4,539	221,140
Genesco, Inc.*	3,824	245,998
Global Industrial Co.	970	33,911
Group 1 Automotive, Inc.	1,813	307,866
Haverty Furniture Cos., Inc.(a)	10,387	306,624
Hibbett, Inc.	4,642	286,179
LL Flooring Holdings, Inc.*	9,063	130,870
ODP Corp. (The)*	5,482	242,469
PriceSmart, Inc.	1,076	76,837
Shoe Carnival, Inc.	14,587	498,292

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Sportsman’s Warehouse Holdings, Inc.*(a)	16,330	178,977
Zumiez, Inc.*	9,695	435,790

		5,260,534

Software & Computer Services — 4.0%
Agilysys, Inc.*	4,884	185,885
Alarm.com Holdings, Inc.*(a)	1,796	133,928
Appfolio, Inc., Class A*	1,389	160,096
Avaya Holdings Corp.*	450	8,199
Avid Technology, Inc.*	7,199	225,761
Blackline, Inc.*	1,287	118,237
Cerence, Inc.*(a)	5,685	360,941
ChannelAdvisor Corp.*	16,058	339,466
Consensus Cloud Solutions, Inc.*	1,645	93,272
CoreCard Corp.*(a)	1,358	50,382
CSG Systems International, Inc.	6,560	372,411
MicroStrategy, Inc., Class A*(a)	912	335,625
Mitek Systems, Inc.*	6,976	114,197
NetScout Systems, Inc.*	10,428	329,003
OneSpan, Inc.*	7,828	125,718
Perficient, Inc.*	4,455	466,973
Progress Software Corp.	8,948	407,223
Qualys, Inc.*	4,123	528,321
SailPoint Technologies Holding, Inc.*(a)	3,284	127,058
Sapiens International Corp. NV (Israel)	3,323	105,804
Shutterstock, Inc.	5,558	538,959
Simulations Plus, Inc.(a)	4,488	190,830
SPS Commerce, Inc.*	4,125	510,881
Verint Systems, Inc.*	6,749	346,426
VirnetX Holding Corp.*(a)	14,164	32,011
Workiva, Inc.*	4,473	529,066
Ziff Davis, Inc.*	4,665	490,105

		7,226,778

Technology Hardware & Equipment — 7.3%
Advanced Energy Industries, Inc.	4,743	408,752
Alpha & Omega Semiconductor Ltd.*	3,243	146,032
Amkor Technology, Inc.	20,201	444,826
Axcelis Technologies, Inc.*	9,167	573,946
Benchmark Electronics, Inc.	6,024	145,419
CEVA, Inc.*	3,705	139,567
CMC Materials, Inc.	2,983	539,565
Cohu, Inc.*	8,827	291,114
CTS Corp.	3,927	131,751
Daktronics, Inc.*	6,147	30,120
Diodes, Inc.*	5,313	492,993
Fabrinet (Thailand)*	3,822	432,498
FormFactor, Inc.*	12,810	547,499
Ichor Holdings Ltd.*(a)	7,745	328,543
Insight Enterprises, Inc.*	5,620	529,123
Kulicke & Soffa Industries, Inc. (Singapore)	7,845	429,043
Lattice Semiconductor Corp.*	7,882	435,244
MaxLinear, Inc.*	8,534	512,211
Methode Electronics, Inc.(a)	5,007	220,458
NeoPhotonics Corp.*	33,186	509,737
Novanta, Inc.*	2,700	372,870
Onto Innovation, Inc.*	6,174	565,168
PC Connection, Inc.	2,411	104,517
Photronics, Inc.*	10,735	191,942
Plexus Corp.*	3,854	298,762
Power Integrations, Inc.	5,789	467,230
Rambus, Inc.*	21,014	530,604
Rogers Corp.*	797	217,541
ScanSource, Inc.*	4,359	135,914
Semtech Corp.*	5,950	423,045
SiTime Corp.*	1,890	440,540
SMART Global Holdings, Inc.*	4,844	277,852
Super Micro Computer, Inc.*	1,557	63,090
Synaptics, Inc.*	2,133	448,677
TTM Technologies, Inc.*	17,609	237,017
Ultra Clean Holdings, Inc.*	10,641	536,519
Vishay Intertechnology, Inc.	16,993	351,925
Xperi Holding Corp.	19,305	325,675

		13,277,329

Telecommunications Equipment — 3.1%
ADTRAN, Inc.	19,488	374,364
Akoustis Technologies, Inc.*	531	3,213
Aviat Networks, Inc.*	6,313	183,203
Calix, Inc.*	8,722	438,542
Cambium Networks Corp.*	10,162	245,717
Clearfield, Inc.*	1,629	105,022
Comtech Telecommunications Corp.	9,381	190,716
EchoStar Corp., Class A*	18,339	434,451
Extreme Networks, Inc.*	43,275	549,160
Harmonic, Inc.*	40,770	438,685
Infinera Corp.*	26,408	222,355
InterDigital, Inc.	6,876	474,650
NETGEAR, Inc.*	10,328	285,776
Plantronics, Inc.*(a)	14,599	389,063
Ribbon Communications, Inc.*	1,005	4,523
Telesat Corp. (Canada)*(a)	4,696	106,364
Viavi Solutions, Inc.*	34,238	563,558
Vocera Communications, Inc.*	8,160	644,722

		5,654,084

Telecommunications Service Providers — 2.3%
Anterix, Inc.*	1,360	69,713
Cogent Communications Holdings, Inc.	7,719	491,005
Consolidated Communications Holdings, Inc.*	41,300	296,947
Globalstar, Inc.*(a)	354,485	379,299
Gogo, Inc.*(a)	35,660	443,967
IDT Corp., Class B*	12,541	470,664
Iridium Communications, Inc.*	13,278	476,415
Liberty Latin America Ltd., Class C (Chile)*	23,057	249,246
Shenandoah Telecommunications Co.	12,991	295,805
Telephone and Data Systems, Inc.	20,927	414,355
Vonage Holdings Corp.*	27,631	575,830
WideOpenWest, Inc.*(a)	5,416	100,792

		4,264,038

Tobacco — 0.7%
22nd Century Group, Inc.*(a)	83,622	181,460
Turning Point Brands, Inc.(a)	9,690	341,379
Universal Corp.	6,959	378,778
Vector Group Ltd.	35,857	398,371

		1,299,988

Travel & Leisure — 0.1%
Biglari Holdings, Inc., Class B*	147	17,419

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Chuy’s Holdings, Inc.*	1,065	26,849
El Pollo Loco Holdings, Inc.*	2,461	32,830
Ruth’s Hospitality Group, Inc.*	2,045	40,961

		118,059

Waste & Disposal Services — 0.2%
Casella Waste Systems, Inc., Class A*	5,530	420,169

TOTAL COMMON STOCKS (Cost $169,261,362)		182,304,748

	No. of Rights
RIGHTS — 0.0%(b)
Pharmaceuticals, Biotechnology & Marijuana Producers — 0.0%(b)
Achillion Pharmaceuticals, Inc., CVR*‡ (Cost $ — )	12,757	6,379

	Shares
SHORT-TERM INVESTMENTS — 7.9%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $214,533)	214,533	214,533

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(c)(d)	12,343,963	12,340,259
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,877,521	1,877,521

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $14,220,283)		14,217,780

TOTAL SHORT-TERM INVESTMENTS (Cost $14,434,816)		14,432,313

Total Investments — 107.7% (Cost $183,696,178)		196,743,440
Liabilities in Excess of Other Assets — (7.7%)		(14,054,538)

Net Assets — 100.0%		182,688,902

Percentages indicated are based on net assets.

Abbreviations

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 is $14,144,257.
(b)	Amount rounds to less than 0.1% of net assets.

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of January 31, 2022:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	3	03/2022	USD	303,675	(22,711)

Abbreviations

USD	United States Dollar

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$181,054	$—	$—	$181,054
Automobiles & Parts	883,262	—	—	883,262
Banks	9,915,205	—	—	9,915,205
Beverages	2,244,511	—	—	2,244,511
Chemicals	7,098,599	—	—	7,098,599
Construction & Materials	3,468,687	—	—	3,468,687
Consumer Services	777,957	—	—	777,957
Electricity	3,209,645	—	—	3,209,645
Electronic & Electrical Equipment	2,170,962	—	—	2,170,962
Finance & Credit Services	2,586,225	—	—	2,586,225
Food Producers	6,395,663	—	—	6,395,663
Gas, Water & Multi-utilities	6,188,228	—	—	6,188,228
General Industrials	1,985,346	—	—	1,985,346
Health Care Providers	5,506,843	—	—	5,506,843
Household Goods & Home Construction	3,215,053	—	—	3,215,053
Industrial Engineering	3,045,173	—	—	3,045,173
Industrial Materials	4,120,606	—	—	4,120,606
Industrial Metals & Mining	6,350,093	—	—	6,350,093
Industrial Support Services	4,759,674	—	—	4,759,674
Industrial Transportation	4,021,413	—	—	4,021,413
Investment Banking & Brokerage Services	2,994,353	—	—	2,994,353
Leisure Goods	2,744,799	—	—	2,744,799
Life Insurance	929,284	—	—	929,284
Media	255,742	—	—	255,742
Medical Equipment & Services	6,486,207	—	—	6,486,207
Mortgage Real Estate Investment Trusts	3,855,539	—	—	3,855,539
Non-life Insurance	1,706,269	—	—	1,706,269
Non-Renewable Energy	13,923,739	—	—	13,923,739
Personal Care, Drug & Grocery Stores	5,715,966	—	—	5,715,966
Personal Goods	1,363,511	—	—	1,363,511
Pharmaceuticals, Biotechnology & Marijuana Producers	6,080,711	—	55,232	6,135,943
Precious Metals & Mining	597,966	—	—	597,966
Real Estate Investment & Services	2,035,877	—	—	2,035,877
Real Estate Investment Trusts	16,812,219	—	—	16,812,219
Renewable Energy	1,102,156	—	—	1,102,156
Retailers	5,260,534	—	—	5,260,534
Software & Computer Services	7,226,778	—	—	7,226,778
Technology Hardware & Equipment	13,277,329	—	—	13,277,329
Telecommunications Equipment	5,654,084	—	—	5,654,084
Telecommunications Service Providers	4,264,038	—	—	4,264,038
Tobacco	1,299,988	—	—	1,299,988
Travel & Leisure	118,059	—	—	118,059
Waste & Disposal Services	420,169	—	—	420,169

Total Common Stocks	182,249,516	—	55,232	182,304,748

Rights	—	—	6,379	6,379
Short-Term Investments
Investment Companies	214,533	—	—	214,533
Investment of Cash Collateral from Securities Loaned	14,217,780	—	—	14,217,780

Total Short-Term Investments	14,432,313	—	—	14,432,313

Total Investments in Securities	$196,681,829	$—	$61,611	$196,743,440

Depreciation in Other Financial Instruments
Futures	$(22,711)	$—	$—	$(22,711)

JPMorgan Diversified Return U.S. Small Cap Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.09%(a)(b)	$16,344,863	$8,000,000	$12,000,001	$(2,100)	$(2,503)	$12,340,259	12,343,963	$3,661	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	337,403	3,797,814	3,920,684	—	—	214,533	214,533	51	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	3,231,887	17,411,534	18,765,900	—	—	1,877,521	1,877,521	191	—

Total	$19,914,153	$29,209,348	$34,686,585	$(2,100)	$(2,503)	$14,432,313		$3,903	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.